Related party transactions	12 Months Ended
Dec. 31, 2024
Disclosure of transactions between related parties [Abstract]
Related party transactions [Text Block]

18) Related party transactions

In accordance with IAS 24, key management personnel are those persons having authority and responsibility for planning, directing and controlling the activities of the Company directly or indirectly, including any directors (executive and non-executive) of the Company. Their remuneration was as follows:

	Year ended
	December 31,	December 31,
	2024	2023
Short-term benefits	$2,182	$2,646
Share-based payments	975	595
Termination benefits	1,446	-
Total	$4,603	$3,241

Refer to note 20 for additional commitments with management.